Significant Accounting Policy (Details)	12 Months Ended
Dec. 31, 2023 $ / shares
Significant Accounting Policy [Abstract]
Percentage of employees monthly salary	8.33%
Tax benefit percentage	50.00%
Exercise price (in Dollars per share)	$ 0.0001